Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Receivables			$ 0	$ 0	$ 0
Payables			11,355	16,017	12,326
Net expenses			1,555	1,994	2,288
Net income			0	128	0
SEALS Corp
Related Party Transaction [Line Items]
Receivables	$ 0		0
Payables	14,521		11,355
Net expenses	2,508	$ 750
Net income	0	0
SEALS Corp | WISeCoin AG
Related Party Transaction [Line Items]
Receivables	0		0
Payables	3,349		3,306
Net expenses	37	44
Net income	0	0
WISeKey International Holding AG
Related Party Transaction [Line Items]
Receivables			0	0	0
Payables			7,122	10,899	7,187
Net expenses			796	526	1,072
Net income			0	0	0
WISeKey International Holding AG | SEALS Corp
Related Party Transaction [Line Items]
Receivables	0		0
Payables	9,656		7,122
Net expenses	1,898	359
Net income	0	0
WISeKey USA Inc
Related Party Transaction [Line Items]
Receivables			0	0	0
Payables			154	883	0
Net expenses			558	883	0
Net income			0	0	0
WISeKey USA Inc | SEALS Corp
Related Party Transaction [Line Items]
Receivables	0		0
Payables	646		154
Net expenses	492	255
Net income	0	0
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Receivables			0	0	0
Payables			773	615	219
Net expenses			105	401	161
Net income			0	0	0
WISeKey Semiconductors GmbH | SEALS Corp
Related Party Transaction [Line Items]
Receivables	0		0
Payables	870		773
Net expenses	81	92
Net income	$ 0	$ 0
WISeKey SA
Related Party Transaction [Line Items]
Receivables			0	0	0
Payables			0	382	1,751
Net expenses			0	94	965
Net income			0	128	0
WISeCoin AG
Related Party Transaction [Line Items]
Receivables			0	0	0
Payables			3,306	3,238	3,169
Net expenses			86	90	90
Net income			$ 0	$ 0	$ 0